Derivative warrant liabilities (Tables)	12 Months Ended
Aug. 31, 2022
Derivative Warrant Liabilities
Schedule of derivative warrant liabilities

Amount
Balance at August 31, 2020	$551
Warrants issued February 11, 2021 (Note 17)	7,830
Fair value adjustment	(6,232)
Balance at August 31, 2021	$2,149
Warrants issued January 26, 2022 (Note 17)	2,665
Fair value adjustment	2,035
Balance at August 31, 2022	$6,849

Schedule of assumptions fair value of derivative warrant liabilities

	2022	2021
Share price	$0.48	$0.41
Risk-free interest rate	3.32% - 3.44%	0.19% - 0.67%
Dividend yield	0%	0%
Expected volatility	55% - 60%	60% - 70%
Remaining term (in years)	0.9 – 4.4	1.9 – 4.4